Exceptional items (Tables)	3 Months Ended
Mar. 31, 2024
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended March 31,
	2024	2023
	€m	€m
Business transformation program (1)	20.5	28.1
Fortenova Acquisition integration costs (2)	—	1.8
Information Technology transformation program (3)	—	0.2
Settlement of legacy matters (4)	3.0	—
Total exceptional items	23.5	30.1